Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant, and Equipment [Abstract]
Schedule of Fission Neutron (“PFN”) Technology and Equipment	In May 2023, the Company acquired proprietary Prompt Fission Neutron (“PFN”) technology and equipment. The asset is amortized over its expected useful economic life of 10 years.
	Uranium plants $	Other property and equipment $	Furniture $	Buildings $	Software $	Total $
Balance, December 31, 2021	1,309,515	214,748	16,470	62,946	-	1,603,679
Additions	758,747	172,198	8,507	-	60,135	999,587
Disposals
Depreciation	(162,208)	(78,646)	(4,377)	(2,316)	(21,298)	(268,845)
Balance, December 31, 2022	1,906,054	308,300	20,600	60,630	38,837	2,334,421
Additions	9,125,821	4,603,420	94,035	308,384	-	14,131,660
Disposals
Depreciation	(625,951)	(792,836)	(28,726)	(15,959)	(30,192)	(1,493,664)
Currency translation adjustment	-	305	(1,612)	-	(1,250)	(2,557)
Balance, December 31, 2023	10,405,924	4,119,189	84,297	353,055	7,395	14,969,860